EMPLOYEE BENEFIT PLANS - Asset Allocations by Asset Category and Level of Valuation Inputs with in Fair Value Hierarchy (Detail) (Defined Benefit Pension, USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 2,128.8	$ 1,836.2
Fair Value | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	34.8	30.5
Fair Value | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	86.1	37.3
Fair Value | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	29.5	30.1
Fair Value | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	308.7	285.2
Fair Value | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	328.8	400.8
Fair Value | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	613.1	479.4
Fair Value | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	727.4	562.0
Fair Value | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0.4	10.9
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	310.1	448.9
Level 1 | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0	0
Level 1 | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	7.8	27.5
Level 1 | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	46.7	42.5
Level 1 | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	32.8	124.1
Level 1 | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	222.8	254.8
Level 1 | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0	0
Level 1 | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0	0
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,818.7	1,387.3
Level 2 | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	34.8	30.5
Level 2 | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	86.1	37.3
Level 2 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	21.7	2.6
Level 2 | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	262.0	242.7
Level 2 | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	296.0	276.7
Level 2 | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	390.3	224.6
Level 2 | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	727.4	562.0
Level 2 | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 0.4	$ 10.9